Document And Entity Information	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	FrontView REIT, Inc.
Entity Central Index Key	0001988494
Entity Emerging Growth Company	true
Entity File Number	001-42301
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-2133671
Entity Address, Address Line One	3131 McKinney Avenue
Entity Address, Address Line Two	Suite L10
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75204
City Area Code	214
Local Phone Number	796-2445
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock $0.01 par value per share
Trading Symbol	FVR
Security Exchange Name	NYSE